Subsequent Events (Details Narrative) (10-K) - USD ($)								3 Months Ended	12 Months Ended
	Mar. 27, 2018	Mar. 19, 2018	Mar. 13, 2018	Mar. 12, 2018	Feb. 16, 2018	Feb. 09, 2018	Jan. 03, 2018	Mar. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Jan. 22, 2018	Sep. 07, 2017
Accrued interest								$ 68,744	$ 52,949	$ 17,945
Number of stock options granted								175,000	2,900,000
Stock options exercisable price per share								$ 0.12	$ 0.10
Rate of interest												5.00%
Private Placements [Member]
Aggregate of subscription receipts		9,113,659		9,113,659
Price per subscription		$ 0.60		$ 0.60
Aggregate gross proceeds subscription receipts		$ 5,468,195		$ 5,468,195
Cash finder's fees		$ 29,400		$ 29,400
Number of common stock shares issued		160,865		160,865
Shares issued price per share		$ 0.60		$ 0.60
Shares issuable upon conversion of the subscription receipts, percentage		50.00%		50.00%
2017 Equity Incentive Plan [Member]
Number of options available for grant									3,000,000
Number of stock options granted								3,075,000	2,900,000
2017 Equity Incentive Plan [Member] | Maximum [Member]
Number of options available for grant											3,900,000
Michael Blum [Member] | Loan Agreement [Member]
Repayment of outstanding loan			$ 100,000
Accrued interest								$ 592
Advance from related party			100,000
Debt, principal amount			$ 100,000
Rate of interest			12.00%
Debt, term			6 months
Debt instrument, description			We are entitled to repay the whole or any portion of the principal amount of $100,000, plus accrued interest on the portion of the principal amount of $100,000 being repaid, at any time. The loan agreement provides that we must, within five days of the release of funds to us from our private placement of subscription receipts that closed in March 2018, repay the principal amount of $100,000 plus accrued interest in full.
Greg Burnett [Member] | Loan Agreement [Member]
Repayment of outstanding loan	$ 100,000
Accrued interest								$ 131
Advance from related party	100,000
Debt, principal amount	$ 100,000
Rate of interest	12.00%
Debt, term	6 months
Debt instrument, description	We are entitled to repay the whole or any portion of the principal amount of $100,000, plus accrued interest on the portion of the principal amount of $100,000 being repaid, at any time. The loan agreement provides that we must, within five days of the release of funds to us from our private placement of subscription receipts that closed in March 2018, repay the principal amount of $100,000 plus accrued interest in full.
Subsequent Event [Member] | Private Placements [Member]
Aggregate of subscription receipts		9,113,659		9,113,659
Price per subscription		$ 0.60		$ 0.60
Aggregate gross proceeds subscription receipts		$ 5,468,195		$ 5,468,195
Cash finder's fees		$ 29,400		$ 29,400
Number of common stock shares issued		160,865		160,865
Shares issued price per share		$ 0.60		$ 0.60
Shares issuable upon conversion of the subscription receipts, percentage		50.00%		50.00%
Subsequent Event [Member] | 2017 Equity Incentive Plan [Member]
Number of options available for grant											3,000,000
Subsequent Event [Member] | 2017 Equity Incentive Plan [Member] | Maximum [Member]
Number of options available for grant											3,900,000
Subsequent Event [Member] | Mr. Geiskopf [Member]
Annual compensation							$ 120,000
Subsequent Event [Member] | Mr. Moy [Member]
Annual compensation						$ 50,000
Stock options exercisable price per share						$ 0.60
Subsequent Event [Member] | Steve Beauregard [Member]
Annual compensation					$ 25,000
Number of stock options granted					25,000
Stock options exercisable price per share					$ 0.60
Subsequent Event [Member] | Russell Stidolph [Member]
Number of stock options granted					50,000
Stock options exercisable price per share					$ 0.60
Subsequent Event [Member] | Michael Blum [Member] | Loan Agreement [Member]
Advance from related party			$ 100,000
Debt, principal amount			$ 100,000
Rate of interest			12.00%
Subsequent Event [Member] | Greg Burnett [Member] | Loan Agreement [Member]
Repayment of outstanding loan	$ 100,000
Advance from related party	100,000
Debt, principal amount	$ 100,000
Rate of interest	12.00%
Debt, term	6 months
Debt instrument, description	We are entitled to prepay the whole or any portion of the principal amount of $100,000, plus accrued interest on the portion of the principal amount of $100,000 being prepaid, at any time. The loan agreement provides that we must, within five days of the release of funds to us from our private placement of subscription receipts that closed in March 2018, repay the principal amount of $100,000 plus accrued interest in full.
Subsequent Event [Member] | WENN Digital Inc [Member]
Repayment of outstanding loan							100,000
Accrued interest							$ 950